PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2022
Disclosure of employee benefits [Abstract]
PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS	PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS

	US Dollars
Figures in millions	2022	2021	2020

Defined benefit plans
The retirement schemes consist of the following:
Post-retirement medical scheme for AngloGold Ashanti's South African employees	66	71	77
Other defined benefit plans	5	6	6
	71	77	83

Figures in millions	2022	2021	2020
	US Dollars
Post-retirement medical scheme for AngloGold Ashanti's South African employees
The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants.
The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. The last valuation was performed as at 31 December 2022.
Information with respect to the defined benefit liability is as follows:
Benefit obligation
Balance at beginning of year	71	77	93
Interest cost	6	6	7
Benefits paid	(7)	(8)	(7)
Actuarial loss (gain)	(1)	1	(9)
Translation	(3)	(5)	(5)
Balance at end of year	66	71	79
Settlement gain	—	—	(2)
Net amount recognised	66	71	77

Assumptions
Assumptions used to determine benefit obligations at the end of the year are as follows:
Discount rate	10.88%	9.79%	9.14%
Expected increase in health care costs	7.49%	7.23%	6.06%

Assumed health care cost trend rates at 31 December:
Health care cost trend assumed for next year	7.49%	7.23%	6.06%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	7.49%	7.23%	6.06%

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A 1% point change in assumed health care cost trend rates would have the following effect:
Effect on total service and interest cost – 1% point increase	—	1	—
Effect on post-retirement benefit obligation – 1% point increase	4	5	4
Effect on total service and interest cost – 1% point decrease	—	—	—
Effect on post-retirement benefit obligation – 1% point decrease	(4)	(4)	(4)

During 2022 the company purchased annuities to partly meet its obligations to pay medical aid contributions. Two remaining premiums of $22m are payable on 1 August 2023 and 2024. The annuities are payable monthly and cover 100% of the medical aid contributions payable to retired members. The annuities increase by South African CPI each year.

Reimbursive right for post-retirement benefits
Premiums paid	26
Benefits paid	(3)
Interest income	1
Actuarial loss (gain)	(12)
Translation	—
Balance at end of year	12

The fair value of the right of reimbursement has been determined as the present value of expected future annuity payments payable by the insurer in respect of continuation members, less the present value of outstanding medical aid premium payments payable on 1 August 2023 and 2024. The future annuity payments make appropriate allowance for future increases in line with CPI. The main input used in the valuation model are healthcare cost inflation of 6.2%, demographic assumptions and medical aid contribution increases of 7.49%. This is considered a level 3 fair value input.

Cash flows

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid through purchased annuities:
2023	8
2024	9
2025	9
2026	8
2027	8
Thereafter	29